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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number             811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road Watkinsville, Georgia	30677-1976
(Address of principal executive offices)	(Zip code)

Tina H. Bloom

Ultimus Fund Solutions, LLC            225 Pictoria Drive, Suite 450            Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:           (513) 587-3400

Date of fiscal year end:              May 31

Date of reporting period:            July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Stadion Investment Trust

By (Signature and Title)*		/s/ Judson P. Doherty
Judson P. Doherty President and Principal Executive Officer
Date	July 20, 2012

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

INVESTMENT COMPANY REPORT

STADION INVESTMENT TRUST

Stadion Core Advantage Portfolio

PROXY VOTING RECORD
7/1/2011 - 6/30/2012

Stadion Core Advantage Portfolio

			Shareholder	Brief Identification	Proposed	Did the	How did the Fund	Did the Fund vote
	Ticker		Meeting	of the Matter	by Issuer or	Fund	Cast its Vote?	For or Against
Issuer Name	Symbol	CUSIP	Date	Voted On	Security Holder?	Vote?	For, Against, Abstain	Management?

iShares Russell 2000 Index	DTN	97717W406	06/29/12	Approve new investment advisory agreement between WisdomTree Trust and WisdomTree Asset Management to go into effect if there is a subsequent change of control of WisdomTree Asset Management, Inc.	Issuer	Yes	For	For

Approve new investment sub-advisory agreement between  WisdomTree Asset Management and Mellon Capital Management Corporation, with respect to the Fund,  to go into effect if there is a subsequent change of control of WisdomTree Asset Management, Inc.
					Issuer	Yes	For	For

iShares Russell 1000 Growth Index				To approve an arrangment that allows the WisdomTree Trust's Baord of Trustees to make future changes to the Fund's Sub-advisory arrangments without a sharholder vote.	Issuer	Yes	Against	Against

Stadion Managed Portfolio

PROXY VOTING RECORD
7/1/2011 - 6/30/2012

The Fund held no securities entitled to vote at a meeting of shareholders during the reporting period.

Stadion Trilogy Fund

PROXY VOTING RECORD
7/1/2011 - 6/30/2012

The Fund held no securities entitled to vote at a meeting of shareholders during the reporting period.

Stadion Olympus Fund

PROXY VOTING RECORD
7/1/2011 - 6/30/2012

The Fund held no securities entitled to vote at a meeting of shareholders during the reporting period.